Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year	6.50%	6.00%	6.50%
Rate to which cost trend rate gradually declines	4.50%	4.50%	4.75%
Year the rate reaches the level it is assumed to remain thereafter	2025	2024	2022